CRUDE OIL AND NATURAL GAS SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	$ 1,482,575	$ 553,739	$ 945,894
Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,166,818	439,716
Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	230,679	101,692
Natural Gas Liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	84,278	10,773
Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	800	1,558
Canada
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	127,320	72,917	133,524
Canada | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	111,070	59,642
Canada | Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	11,127	9,239
Canada | Natural Gas Liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	4,348	2,591
Canada | Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	775	1,445
U.S.
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,355,255	480,822	$ 812,370
U.S. | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	1,055,748	380,074
U.S. | Natural Gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	219,552	92,453
U.S. | Natural Gas Liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	79,930	8,182
U.S. | Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales	$ 25	$ 113